Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - EUR (€)			2 Months Ended	6 Months Ended
	Apr. 28, 2023	Jan. 01, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) [Line Items]
Share capital percentage	90.00%
Purchase of percentage	90.00%
Purchase	€ 767,000
Revenue				€ 79,031	€ 131,521
Net loss			€ 64,339
Revenue and loss for the period		€ 100,877		265,629
Fudbalski Klub Akademija Pandev [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) [Line Items]
Revenue				€ 75,055